Financing Liability - Schedule of Future Minimum Payments of Sale Leaseback Transactions (Details) $ in Thousands	Jun. 30, 2018 USD ($)
2018 (6 months)	$ 2,329
2019	4,754
2020	4,848
2021	4,945
2022	5,045
Thereafter	75,548
Future minimum payments due	97,469
Principal [Member]
2018 (6 months)	286
2019	702
2020	853
2021	1,018
2022	1,198
Thereafter	40,974
Future minimum payments due	45,031
Interest [Member]
2018 (6 months)	2,043
2019	4,052
2020	3,995
2021	3,927
2022	3,847
Thereafter	34,574
Future minimum payments due	$ 52,438